Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 74,589	$ 66,845	$ 103,096	$ 142,112
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments	(5,315)	5,763	5,959	(11,020)
Actuarial gain (loss) on retirement plan, net of tax effect of ($62) and $203	31	15	(472)	146
Other comprehensive (loss) income, net of taxes	(5,284)	5,778	5,487	(10,874)
Comprehensive income	$ 69,305	$ 72,623	$ 108,583	$ 131,238